Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Common Stock Shares Outstanding [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Beginning Balance, Value at Dec. 31, 2014	$ 4,144	$ 4	$ (432)		$ 2,893	$ 9	$ 1,670	$ 4,144
Beginning Balance, Shares at Dec. 31, 2014		425,637,635	(23,902,829)	401,734,806
Comprehensive income:
Net income	984						984	984
Other comprehensive income (loss), net of tax	(60)					(60)		(60)
Total comprehensive income	924							924
Cash dividends:
Common stock	(240)						(240)	(240)
Issuance of common shares	$ 34				34			34
Issuance of common shares, Shares	4,924,021	4,924,021		4,924,021
Tax impact of employee stock-based compensation plans	$ 11				11			11
Stock-based compensation expense	29				29			29
Common stock repurchased	(945)		$ (945)					(945)
Common stock repurchased, Shares			(56,043,711)	(56,043,711)
Shares repurchased related to employee stock-based compensation plans	$ (48)		$ (48)					(48)
Shares repurchased related to employee stock-based compensation plans, Shares	(2,404,328)		(2,404,328)	(2,404,328)
Noncontrolling interests in businesses	$ 24								$ 24
Ending Balance, Value at Dec. 31, 2015	3,933	$ 4	$ (1,425)		2,967	(51)	2,414	3,909	24
Ending Balance, Shares at Dec. 31, 2015		430,561,656	(82,350,868)	348,210,788
Comprehensive income:
Net income	681						681	681
Other comprehensive income (loss), net of tax	57					57		57
Total comprehensive income	738							738
Cash dividends:
Common stock	(201)						(201)	(201)
Dividend equivalent units related to employeestock-based compensation plans	(4)						(4)	(4)
Issuance of common shares	$ 35				35			35
Issuance of common shares, Shares	5,476,010	5,476,010		5,476,010
Tax impact of employee stock-based compensation plans	$ (6)				(6)			(6)
Stock-based compensation expense	26				26			26
Common stock repurchased	(755)		$ (755)					(755)
Common stock repurchased, Shares			(59,625,325)	(59,625,325)
Shares repurchased related to employee stock-based compensation plans	$ (43)		$ (43)					(43)
Shares repurchased related to employee stock-based compensation plans, Shares	(3,197,355)		(3,197,355)	(3,197,355)
Ending Balance, Value at Dec. 31, 2016	$ 3,723	$ 4	$ (2,223)		3,022	6	2,890	3,699	24
Ending Balance, Shares at Dec. 31, 2016		436,037,666	(145,173,548)	290,864,118
Comprehensive income:
Net income	292						292	292
Other comprehensive income (loss), net of tax	55					55		55
Total comprehensive income	347							347
Cash dividends:
Common stock	(176)						(176)	(176)
Dividend equivalent units related to employeestock-based compensation plans	(2)						(2)	(2)
Issuance of common shares	$ 20				20			20
Issuance of common shares, Shares	3,680,479	3,680,479		3,680,479
Stock-based compensation expense	$ 35				35			35
Common stock repurchased	(440)		$ (440)					(440)
Common stock repurchased, Shares			(29,646,374)	(29,646,374)
Shares repurchased related to employee stock-based compensation plans	$ (29)		$ (29)					(29)
Shares repurchased related to employee stock-based compensation plans, Shares	(1,847,651)		(1,847,651)	(1,847,651)
Noncontrolling interests in businesses	$ 7								7
Ending Balance, Value at Dec. 31, 2017	$ 3,485	$ 4	$ (2,692)		$ 3,077	$ 61	$ 3,004	$ 3,454	$ 31
Ending Balance, Shares at Dec. 31, 2017		439,718,145	(176,667,573)	263,050,572